Lease liabilities - Cash outflows related to leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities.
Right of use assets	£ 771	£ 669	£ 484
Short term leases	63	224
Total cash outflow	£ 834	£ 893